Secured bank loans	12 Months Ended
Dec. 31, 2011
Secured Debt [Abstract]
Debt, Policy [Policy Text Block]
16.	Secured bank loans

	As of December 31,
	2011	2010

Short-term loans - Note 16(a)	$7,227,520	$7,085,520
Current maturities of long-term bank loan	1,808,540	1,812,698

	$9,036,060	$8,898,218

Long-term bank loans - Note 16(b)	$2,015,307	$3,754,305
Less: current maturities	(1,808,540)	(1,812,699)

	$206,767	$1,941,606

(a)	The weighted average interest rates for short-term loans as of December 31, 2011 and 2010 were 7.73% and 5.84% per annum, respectively.

(b)	The long-term loans as of December 31, 2011 bear interest at variable rates ranging from PRC benchmark rate plus 7.68% per annum.

(c)	As of December 31, 2011, the Company’s banking facilities include the following:

	As of December 31,
	2011		2010
	Bills	Secured	Bills	Secured
	Payable	Bank Loans	Payable	Bank Loans

Granted	$2,985,280	$9,242,827	$1,589,700	$10,839,824

Amount utilized	$1,052,096	$9,242,827	$1,334,868	$10,839,824

Unused	$1,933,184	$-	$254,832	$-

Some suppliers request the Company to settle accounts payable by issuance of banker’s acceptance bills, which are interest free with maturity of three months from date of issuance. The Company is required to deposit with the banks equal to 50% of the bills amount at the time of issuance and pay bank charges. These deposits will be used to settle the bills at maturity.

(d)	As of December 31, 2011, the above bank loans were secured by the following:

(i)	Property, plant and equipment with carrying value of $4,050,994 (Note 11);

(ii)	Land use rights with carrying value of $1,127,907 (Note 12);

(iii)	Buildings and land use right owned by related companies which are controlled by certain directors.

During the reporting periods, there was no covenant requirement for the banking facilities granted to the Company.

The aggregate maturities of long-term bank loans as of December 31, 2011 are as follows:

Year

2012	$1,808,540
2013	87,154
2014	94,689
2015	24,924

$2,015,307